Income and Expenses - Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement In Allowance For Expected Credit Losses Of Contract Assets [Abstract]
Balances at beginning of the year	₱ 92	₱ 70	₱ 131
Provisions	32
Reclassification	(69)	22	(61)
Balances at end of the year	₱ 55	₱ 92	₱ 70